4. Significant Accounting Policies (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STATEMENTS OF INCOME
Operational expenses / income	R$ (1,217,302)	R$ (878,820)	R$ (1,025,032)
Equity in earnings of investees	101,739	166,411	87,590
Profit before financial results and taxes	2,141,381	1,988,818	2,121,496
Financial results	(748,440)	(594,656)	(427,702)
Financial income	699,310	903,936	769,627
Financial expenses	(1,447,750)	(1,498,592)	(1,197,329)
OPERATING PROFIT (LOSS)	1,392,941	1,394,162	1,693,794
Income tax and social contribution	(274,686)	(519,690)	(532,229)
INCOME TAX AND SOCIAL CONTRIBUTION, Deferred	105,257	69,632	165,794
Net income	1,118,255	874,472	1,161,565
Attributed to controlling shareholders	1,033,626	895,772	1,109,549
Attributed to non-controlling interest	R$ 84,629	R$ (21,300)	R$ 52,016
Basic and diluted earnings per share attributable to shareholders of parent company:
Ordinary shares	R$ 3.60754	R$ 3.12641	R$ 3.87253
Class "A" Preferred
Basic and diluted earnings per share attributable to shareholders of parent company:
Ordinary shares	3.96830	3.43906	4.25990
Class "B" Preferred
Basic and diluted earnings per share attributable to shareholders of parent company:
Ordinary shares	R$ 3.96830	R$ 3.43906	R$ 4.25979
As Previously Stated
STATEMENTS OF INCOME
Operational expenses / income		R$ (823,536)	R$ (1,020,077)
Equity in earnings of investees		221,695	92,545
Profit before financial results and taxes		2,044,102	2,126,451
Financial results		(565,744)	(328,671)
Financial income		896,553
Financial expenses		(1,462,297)	(1,098,298)
OPERATING PROFIT (LOSS)		1,478,358	1,797,780
Income tax and social contribution		(530,568)
INCOME TAX AND SOCIAL CONTRIBUTION, Deferred		58,754
Net income		947,790	1,265,551
Attributed to controlling shareholders		958,650	1,192,738
Attributed to non-controlling interest		R$ (10,860)	R$ 72,813
Basic and diluted earnings per share attributable to shareholders of parent company:
Ordinary shares		R$ 3.34587	R$ 4.16287
As Previously Stated | Class "A" Preferred
Basic and diluted earnings per share attributable to shareholders of parent company:
Ordinary shares		3.68045	4.57807
As Previously Stated | Class "B" Preferred
Basic and diluted earnings per share attributable to shareholders of parent company:
Ordinary shares		R$ 3.68045	R$ 4.56917
Classification Adjustments
STATEMENTS OF INCOME
Operational expenses / income		R$ (55,284)	R$ (4,955)
Equity in earnings of investees		(55,284)	(4,955)
Profit before financial results and taxes		(55,284)	(4,955)
Financial results		(28,912)	(99,031)
Financial income		7,383
Financial expenses		(36,295)	(99,031)
OPERATING PROFIT (LOSS)		(84,196)	(103,986)
Income tax and social contribution		10,878
INCOME TAX AND SOCIAL CONTRIBUTION, Deferred		10,878
Net income		(73,318)	(103,986)
Attributed to controlling shareholders		(62,878)	(83,189)
Attributed to non-controlling interest		R$ (10,440)	R$ (20,797)
Basic and diluted earnings per share attributable to shareholders of parent company:
Ordinary shares		R$ (0.21946)	R$ (0.29034)
Classification Adjustments | Class "A" Preferred
Basic and diluted earnings per share attributable to shareholders of parent company:
Ordinary shares		(0.24139)	(0.31817)
Classification Adjustments | Class "B" Preferred
Basic and diluted earnings per share attributable to shareholders of parent company:
Ordinary shares		R$ (0.24139)	R$ (0.30938)